Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
REVENUES:
Voyage revenues	$ 7,744	$ 19,051	$ 16,233	$ 37,402
Management & consulting fee income	91	91	181	181
Total Revenues	7,835	19,142	16,414	37,583
EXPENSES & OTHER OPERATING INCOME:
Voyage expenses, net	(1,581)	(526)	(3,195)	(875)
Gain on sale of bunkers, net	0	179	0	1,328
Vessel operating expenses	(4,334)	(4,137)	(8,853)	(8,492)
Depreciation	(1,218)	(1,422)	(2,493)	(2,826)
Depreciation of dry-docking costs	(1,111)	(1,102)	(2,274)	(2,053)
Administrative expenses	(819)	(713)	(1,763)	(1,429)
Administrative expenses payable to related parties	(179)	(353)	(349)	(712)
Reversal of impairment	0	0	4,400	0
Gain from sale of vessel	71	0	71	0
Other expenses, net	(15)	(11)	(6)	(1)
Operating (loss)/ income	(1,351)	11,057	1,952	22,523
Interest income	474	3	922	8
Interest expense and finance costs	(960)	(426)	(1,880)	(815)
Gain on derivative financial instruments, net	693	303	482	1,270
Foreign exchange (losses) /gains, net	(17)	78	(51)	112
NET INCOME/(LOSS) FOR THE PERIOD	(1,161)	11,015	1,425	23,098
Other Comprehensive Income	0	0	0	0
NET COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD	$ (1,161)	$ 11,015	$ 1,425	$ 23,098
Income/(Loss) per share (U.S.$):
-Basic income per share for the period	$ (0.06)	$ 0.53	$ 0.07	$ 1.12
-Diluted income per share for the period	$ (0.06)	$ 0.53	$ 0.07	$ 1.12